Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Summary of Fair Values of Identifiable Net Assets
The final fair values and values in accordance with IFRS 3 of the identifiable net assets of BioNTech Austria as of the date of acquisition were as follows:

Fair value recognized on acquisition
(in millions)	BioNTech R&D (Austria) GmbH
Assets
Intangible assets	€43.3
Other non-financial assets non-current and current	1.5

Total assets	€44.8

Liabilities
Other non-financial liabilities non-current and current	15.4

Total liabilities	€15.4

Total identifiable net assets at fair value	€29.4

Bargain purchase	(2.2)

Consideration transferred	€27.2

Consideration
Cash paid	21.7
Contingent consideration liability	5.5

Total consideration	€27.2

(in millions)	BioNTech R&D (Austria) GmbH
Transaction costs of the acquisition (included in cash flows from operating activities)	€(0.5)
Net cash acquired (included in cash flows used in investing)	0.9
Cash paid (included in cash flow used in investing activities)	(21.7)

Net cash flow on acquisition	€(21.3)